SHARE-BASED COMPENSATION	121 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

Restricted Stock

The Company will issue 3,411,737 restricted shares to KBS Capital Advisors in connection with the subordinated performance fee due upon termination upon the filing of the Form 10-K for the year ended December 31, 2019 (the “Restricted Stock”). The Restricted Stock vests on November 1, 2021. These shares are subject to non-compete provisions, which are treated as clawback contingent features and will be accounted for if and when the Restricted Stock is required to be returned.

Within 60 days from the vesting of the Restricted Stock, the Company is required to redeem 50% of the Restricted Stock in cash, with the amount of the cash payment per share determined based on the then most recent net asset value of the shares. These shares are classified as a liability instrument, accounted for as restricted stock payable on the accompanying consolidated balance sheets, and are recorded at the fair value of the shares at each reporting period until settled.

Within 60 days after November 1, 2024, the Company may be required to redeem up to 2/3rd of the remaining Restricted Stock at the most recent net asset value per share. These shares are classified as an equity instrument and accounted for as mezzanine equity on the accompanying consolidated balance sheets. These shares are recorded at the redemption value as if the settlement occurred at the reporting date.

The remaining shares are classified as an equity instrument and recorded in additional paid-in-capital on the accompanying balance sheets.

For the year ended December 31, 2019, the Company recorded the full expense related to the issuance of the Restricted Stock of $32.6 million, as subordinated performance fee due upon termination to affiliate on the accompanying statement of operations. The fair value of the Restricted Stock was estimated based on the Company’s NAV per share, adjusted for a lack of marketability discount. The Restricted Stock was measured at its fair value of $9.57 per share.